Condensed Interim Consolidated Statements of Changes in Equity (Unaudited) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Statement of Stockholders' Equity [Abstract]
Issuance of cost	$ 174